GEOGRAPHIC CONCENTRATIONS (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Geographic Concentrations
SCHEDULE OF GEOGRAPHICAL OPERATIONS

Geographic Concentration

Net Revenue:	Three months ended December 31, 2025	Three months ended December 31, 2024
North America	$-	$-
P.R.C	15,768,796	22,853
	15,768,796	22,853

Property and equipment, net:	Three months ended December 31, 2025	Three months ended December 31, 2024
North America	$-	$-
P.R.C	1,322	1,997
	1,322	1,997

Geographic Concentration

Net Revenue:	Year Ended September 30, 2025	Year Ended September 30, 2024
North America	$-	$1,924,293
P.R.C	10,297,778	5,998
	10,297,778	1,930,291

Property and equipment, net:	Year Ended September 30, 2025	Year Ended September 30, 2024
North America	$-	$2,268
P.R.C	2,200	-
	2,200	2,268